FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06481
                                    ---------

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/28/06
                           -------



Item 1. Schedule of Investments.

Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
FEBRUARY 28, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin California High Yield Municipal Fund .............................    3

Franklin Tennessee Municipal Bond Fund ....................................   13

Notes to Statements of Investments ........................................   18

                                    [LOGO](R)

                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                         Quarterly Statements of Investments | 1

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2006 (UNAUDITED)

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                                                                                            PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                 AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 90.1%
BONDS 90.1%
CALIFORNIA 89.9%
ABAG 1915 Act Special Assessment,
   Windemere Ranch AD, Series 1, 7.30%, 9/02/17 ........................................   $ 9,870,000   $10,535,238
   Windemere Ranch AD, Series 1, 7.35%, 9/02/20 ........................................     7,820,000     8,350,352
   Windemere Ranch AD, Series 1, 7.45%, 9/02/30 ........................................     4,820,000     5,156,918
   Windemere Ranch AD 99, Series 1, 6.20%, 9/02/20 .....................................     1,950,000     2,057,426
   Windemere Ranch AD 99, Series 1, 6.30%, 9/02/25 .....................................     2,935,000     3,099,800
ABAG Finance Authority for Nonprofit Corps. COP, California Mortgage Insured, 6.15%,
 1/01/22 ...............................................................................     1,220,000     1,270,923
ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, California
 Mortgage Insured, 5.60%, 8/15/34 ......................................................     4,260,000     4,524,716
Adelanto Water Authority Revenue,
   Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ....     3,150,000     3,470,323
   Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
    9/01/28 ............................................................................     2,000,000     2,230,160
Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ..............................     1,240,000     1,265,631
Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
   6.70%, 8/01/12 ......................................................................     3,400,000     3,504,856
   7.00%, 8/01/19 ......................................................................     4,015,000     4,139,947
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
 Canyon Road East,
   5.00%, 9/02/25 ......................................................................     1,305,000     1,301,777
   5.00%, 9/02/30 ......................................................................     2,020,000     2,003,093
   5.10%, 9/02/35 ......................................................................     1,695,000     1,692,424
Avenal PFAR,
   Pre-Refunded, 7.00%, 9/02/10 ........................................................       840,000       884,503
   Pre-Refunded, 7.25%, 9/02/27 ........................................................     3,665,000     3,940,645
   Refunding, 5.00%, 9/01/30 ...........................................................     1,325,000     1,341,987
   Refunding, 5.00%, 9/01/36 ...........................................................       710,000       712,130
Beaumont Financing Authority Local Agency Revenue,
   Series B, 5.35%, 9/01/28 ............................................................     1,000,000     1,006,830
   Series B, 5.40%, 9/01/35 ............................................................     1,490,000     1,505,258
   Series C, 5.45%, 9/01/27 ............................................................     6,435,000     6,496,390
   Series C, 5.50%, 9/01/29 ............................................................       855,000       869,518
   Series C, 5.50%, 9/01/35 ............................................................     5,035,000     5,093,374
Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 ......................     3,940,000     4,189,126
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
   5.00%, 9/02/25 ......................................................................     3,195,000     3,179,249
   5.125%, 9/02/30 .....................................................................     4,400,000     4,412,408
   5.15%, 9/02/35 ......................................................................     3,450,000     3,452,760
Burbank Wastewater Treatment Revenue, Series A, AMBAC Insured, 5.00%, 6/01/34 ..........     1,430,000     1,501,815
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ......     9,670,000    10,480,249
California County Tobacco Securitization Agency Tobacco Revenue, Convertible Bonds Asset
 Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter, 6/01/46 .    10,000,000     7,760,900
California Educational Facilities Authority Revenue,
   California College of the Arts, 5.00%, 6/01/30 ......................................     1,800,000     1,835,928
   California College of the Arts, 5.00%, 6/01/35 ......................................     4,405,000     4,469,842
   Keck Graduate Institute, 6.75%, 6/01/30 .............................................     2,500,000     2,731,550
   Occidental College, Series A, MBIA Insured, 5.00%, 10/01/30 .........................     2,000,000     2,110,500


                                         Quarterly Statements of Investments | 3

Franklin Municipal Securities Trust

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                                                                                                     PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                        AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Educational Facilities Authority Revenue, (continued)
      Occidental College, Series A, MBIA Insured, 5.00%, 10/01/33 ................................   $ 7,345,000   $ 7,762,637
      Pooled College and University Projects, Series B, Pre-Refunded, 6.30%, 4/01/21 .............     1,000,000     1,050,020
      Pooled College and University, Series B, 6.625%, 6/01/20 ...................................     1,000,000     1,127,070
  California Health Facilities Financing Authority Revenue,
      Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ...........................................     2,500,000     2,559,600
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ..........................................     3,250,000     3,426,085
      Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ................       630,000       643,973
  California State GO,
      5.00%, 2/01/33, 5.00%, 2/01/33 .............................................................    15,600,000    16,176,888
      AMBAC Insured, 5.00%, 3/01/34 ..............................................................    10,000,000    10,493,700
      FGIC Insured, 6.00%, 8/01/19 ...............................................................        30,000        30,343
  California State Public Works Board Lease Revenue, Department of Mental Health, Coalinga,
    Series A, 5.125%, 6/01/29 ....................................................................     5,000,000     5,205,900
  California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization Event
    Center, Pre-Refunded, 6.00%, 7/01/22 .........................................................     3,500,000     3,986,500
a California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
    10/01/33 .....................................................................................     3,320,000     1,492,141
  California Statewide CDA Revenue,
      Bentley School, Refunding, 6.75%, 7/01/32 ..................................................     8,250,000     9,011,887
      Elder Care Alliance, Series A, 8.00%, 11/15/22 .............................................     3,000,000     3,164,970
      Elder Care Alliance, Series A, 8.25%, 11/15/32 .............................................     4,000,000     4,228,200
      Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ................................     9,865,000    11,817,579
      John F. Kennedy University, 6.75%, 10/01/33 ................................................     5,000,000     5,265,750
      Monterey Institute International, 5.50%, 7/01/31 ...........................................     8,285,000     8,194,942
      Presidio Hill School, 6.875%, 8/01/32 ......................................................     6,195,000     6,598,976
      Prospect Sierra School, 6.75%, 9/01/32 .....................................................     5,000,000     5,232,900
      Seven Hills School, 6.50%, 8/01/31 .........................................................     5,600,000     5,740,336
      Sonoma County Day School, 6.75%, 1/01/32 ...................................................     6,000,000     6,237,780
      Sutter Health, Series A, 5.00%, 11/15/43 ...................................................    16,500,000    16,880,985
      Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 ......................     5,000,000     5,964,100
      Turning Point, 6.50%, 11/01/31 .............................................................     6,130,000     6,384,395
  California Statewide CDA, COP,
      Catholic Healthcare West, 6.50%, 7/01/20 ...................................................     3,365,000     3,694,837
      Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 .....................................     8,695,000     9,782,310
      International School of the Peninsula Project, 7.50%, 11/01/29 .............................    10,415,000    10,809,937
      Windward School, 6.90%, 9/01/23 ............................................................     1,945,000     1,998,371
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
    Pre-Refunded, 6.55%, 10/01/32 ................................................................     5,300,000     5,940,240
  Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ......................     1,120,000     1,131,670
  Cathedral City 1915 Act Special Assessment, Ltd. Obligation, Cove ID 04-02,
      5.00%, 9/02/30 .............................................................................     1,215,000     1,203,142
      5.05%, 9/02/35 .............................................................................     1,350,000     1,335,690
  Chino CFD Special Tax,
      No. 03-1, 5.875%, 9/01/33 ..................................................................     1,250,000     1,271,563
      No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ...............................................     1,215,000     1,276,795
      No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ...............................................     1,420,000     1,486,967


4 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

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                                                                                                    PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Chula Vista CFD Special Tax,
   No. 01-1, Improvement Area, San Miguel, Series B, 5.45%, 9/01/36 ............................   $ 2,175,000   $ 2,192,639
   No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/30 ...............................................     2,135,000     2,155,389
   No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/36 ...............................................     3,705,000     3,727,675
Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 ..........................     1,500,000     1,640,685
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
   8/01/27 .....................................................................................     7,500,000     2,868,300
   8/01/28 .....................................................................................     5,000,000     1,816,250
Corona CFD Special Tax,
   No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 .........................................     1,890,000     1,949,837
   No. 03-2, Highlands, 5.15%, 9/01/34 .........................................................     2,810,000     2,797,495
Corona-Norco USD Special Tax, CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 .......................     2,120,000     2,383,834
Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
 9/02/33 .......................................................................................     5,730,000     5,858,982
Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 ...........................................     3,665,000     3,728,441
Duarte RDA Tax Allocation,
   Capital Appreciation, Merged Redevelopment Project, zero cpn., 12/01/28 .....................    30,795,000     8,200,401
   Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ......................................     2,420,000     2,561,667
   Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ......................................     4,120,000     4,356,323
   Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ............................       600,000       641,166
El Dorado County Public Financing Revenue, Pre-Refunded, 6.375%, 2/15/25 .......................     1,885,000     1,955,744
El Dorado County Special Tax,
   CFD No. 1992-1, 6.125%, 9/01/16 .............................................................     4,745,000     4,930,957
   CFD No. 2001-1, 5.35%, 9/01/35 ..............................................................     1,900,000     1,909,823
   CFD No. 2005-1, 5.00%, 9/01/21 ..............................................................     1,000,000     1,000,810
   CFD No. 2005-1, 5.15%, 9/01/25 ..............................................................     2,075,000     2,086,703
   CFD No. 2005-1, 5.25%, 9/01/35 ..............................................................     4,180,000     4,224,684
El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
 8/01/29 .......................................................................................     2,400,000       856,488
Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded, 6.00%, 8/01/33 ...........     1,750,000     1,879,623
Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 .............     3,500,000     3,668,805
Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 .......................     1,760,000     1,939,590
Fontana Special Tax,
   CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ....................................................     3,295,000     3,662,030
   CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 ...................................................     7,675,000     8,536,135
   CFD No. 37, 5.00%, 9/01/30 ..................................................................     1,000,000       991,630
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
 zero cpn.,
   1/15/26 .....................................................................................    38,720,000    12,130,202
   1/15/30 .....................................................................................     4,000,000       999,520
   1/15/31 .....................................................................................    85,780,000    20,126,561
Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
   9/01/28 .....................................................................................     2,650,000     2,790,476
   9/01/34 .....................................................................................     2,795,000     2,928,936
Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
 7/01/24 .......................................................................................     6,375,000     6,566,314


                                         Quarterly Statements of Investments | 5

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
   Asset Backed, Series A-2, 7.90%, 6/01/42 .............................................   $   750,000   $   901,965
   Asset-Backed, Series A-3, 7.875%, 6/01/42 ............................................     6,400,000     7,687,040
   Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ................................    14,000,000    15,650,880
Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 .....................................     3,705,000     3,851,088
Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 ......     5,000,000     5,568,650
Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ............     5,000,000     5,235,450
Imperial County Special Tax, CFD No. 98-1,
   6.45%, 9/01/17 .......................................................................     2,035,000     2,032,049
   6.50%, 9/01/31 .......................................................................     5,705,000     5,715,897
Indio 1915 Act GO,
   AD No. 2001-1, 6.50%, 9/02/26 ........................................................     4,515,000     4,781,972
   AD No. 99-1, 7.125%, 9/02/20 .........................................................     2,160,000     2,348,503
Indio CFD Special Tax,
   5.00%, 9/01/25 .......................................................................     4,000,000     3,965,560
   5.10%, 9/01/30 .......................................................................     1,275,000     1,261,625
   5.15%, 9/01/35 .......................................................................     2,000,000     1,979,940
Irvine 1915 Act Special Assessment,
   AD No. 00-18, Group 5, 5.00%, 9/02/26 ................................................     1,295,000     1,288,421
   AD No. 03-19, Group 3, 5.00%, 9/02/29 ................................................     1,120,000     1,110,827
Jurupa Community Services District Special Tax,
   CFD No. 7, Series A, 5.10%, 9/01/28 ..................................................     2,695,000     2,727,367
   CFD No. 7, Series A, 5.15%, 9/01/35 ..................................................     3,690,000     3,700,996
   CFD No. 11, Series A, 5.00%, 9/01/25 .................................................     1,930,000     1,920,485
   CFD No. 11, Series A, 5.05%, 9/01/30 .................................................     2,495,000     2,470,774
   CFD No. 11, Series A, 5.10%, 9/01/35 .................................................     2,065,000     2,030,948
   CFD No. 12, Series A, 5.10%, 9/01/29 .................................................     2,000,000     2,004,480
   CFD No. 12, Series A, 5.15%, 9/01/35 .................................................     3,000,000     3,008,940
Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ............................................     1,000,000     1,057,260
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Ltd. Obligation, Refunding,
 7.00%, 9/02/30 .........................................................................     8,575,000     9,350,437
Lake Elsinore Special Tax,
   CFD No. 2, Area A, Series A, 5.45%, 9/01/36 ..........................................     5,695,000     5,741,186
   CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 ........................................       750,000       759,113
   CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 ........................................       635,000       643,249
   CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 ........................................     1,195,000     1,211,168
   CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 ........................................     1,225,000     1,235,523
   Improvements, CFD No. 2-A, 5.85%, 9/01/24 ............................................     1,035,000     1,084,121
   Improvements, CFD No. 2-A, 5.95%, 9/01/34 ............................................     2,200,000     2,308,944
Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ..........................     4,490,000     4,652,448
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
 Refunding,
   5.40%, 2/01/29 .......................................................................       500,000       512,255
   5.60%, 2/01/34 .......................................................................     1,250,000     1,288,563
Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
   6.50%, 9/01/24 .......................................................................     1,000,000     1,096,590
   5.25%, 9/01/28 .......................................................................     1,750,000     1,783,670
   5.30%, 9/01/35 .......................................................................     3,300,000     3,360,852


6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 .................   $ 3,000,000   $ 3,161,700
Lincoln Special Tax, CFD No. 2003-1,
   5.90%, 9/01/24 .......................................................................     2,000,000     2,142,540
   5.95%, 9/01/28 .......................................................................     5,000,000     5,371,200
   6.00%, 9/01/34 .......................................................................     4,000,000     4,293,160
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
 12/01/21 ...............................................................................     7,500,000     7,738,875
Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 .........................     3,500,000     3,572,625
Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .................................       850,000       828,580
Lynwood PFA Lease Revenue,
   6.25%, 9/01/22 .......................................................................     1,080,000     1,163,884
   6.30%, 9/01/29 .......................................................................     2,680,000     2,882,501
Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ........................     1,000,000     1,070,520
Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ..........................     1,175,000     1,200,310
Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 ....................     2,555,000     2,702,270
Menifee USD Special Tax, CFD No. 2002-2,
   6.05%, 9/01/26 .......................................................................     1,000,000     1,036,870
   6.10%, 9/01/34 .......................................................................     3,715,000     3,855,873
Modesto PFA Lease Revenue, John Thurman Field Renovation Project, 6.125%,
 11/01/16 ...............................................................................     1,245,000     1,289,608
Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
   8/01/30 ..............................................................................     3,400,000       918,476
   8/01/31 ..............................................................................     2,000,000       510,700
   8/01/32 ..............................................................................     4,405,000     1,059,535
   8/01/34 ..............................................................................     4,405,000       940,159
   8/01/37 ..............................................................................     5,700,000     1,026,855
Moreno Valley USD, CFD Special Tax, No. 2004-6,
   5.00%, 9/01/22 .......................................................................     2,105,000     2,102,642
   5.10%, 9/01/28 .......................................................................     2,000,000     2,008,960
   5.20%, 9/01/36 .......................................................................     5,000,000     5,026,050
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ..........................     4,100,000     4,420,579
Murrieta CFD Special Tax,
   Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 .......................................     2,000,000     2,105,480
   No. 04-1, Bremerton, 5.625%, 9/01/34 .................................................       700,000       715,869
   No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 ...................................     2,000,000     2,096,540
   No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 ...................................     3,570,000     3,754,105
   No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 ...................................     1,285,000     1,354,865
   No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 ...................................     3,870,000     4,066,867
Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%,
 9/01/25 ................................................................................     2,105,000     2,234,268
Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%,
   8/01/26 ..............................................................................     1,000,000     1,068,850
   8/01/29 ..............................................................................     4,100,000     4,346,123
Norco Special Tax,
   CFD No. 2002-1, 6.50%, 3/01/33 .......................................................     1,500,000     1,610,805
   CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 ..........................................     2,640,000     3,081,276
North Natomas CFD No. 4 Special Tax, Series B, 6.375%, 9/01/31 ..........................     4,300,000     4,478,536


                                         Quarterly Statements of Investments | 7

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 .......................   $ 1,875,000   $ 1,920,019
Oceanside CFD Special Tax, No. 2001-1, Morro Hills Development, 5.50%, 9/01/34 ..........     3,490,000     3,532,473
Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 .............     8,000,000     8,348,160
Orange County 1915 Act Special Assessment, Ltd. Obligation, AD 01-1-GP1,
   5.00%, 9/02/28 .......................................................................     3,000,000     2,983,950
   5.10%, 9/02/33 .......................................................................     2,000,000     1,988,280
Oxnard California Special Tax, Community Facilities District No. 3, Seabridge, 5.00%,
 9/01/35 ................................................................................     5,000,000     5,004,100
Oxnard Harbor District Revenue,
   Series A, 5.75%, 8/01/20 .............................................................     1,110,000     1,163,069
   Series B, 6.00%, 8/01/24 .............................................................     2,000,000     2,151,980
Palo Verde USD, COP, FSA Insured, 5.00%, 3/01/31 ........................................     3,145,000     3,283,915
Perris CFD Special Tax,
   CFD No. 05-2, Series A, 5.00%, 9/01/21 ...............................................     1,130,000     1,138,554
   CFD No. 05-2, Series A, 5.20%, 9/01/24 ...............................................     1,505,000     1,525,619
   CFD No. 05-2, Series A, 5.25%, 9/01/29 ...............................................     3,585,000     3,643,937
   CFD No. 05-2, Series A, 5.30%, 9/01/35 ...............................................     4,205,000     4,273,962
   No. 2001-1, May Farms, Series A, 5.00%, 9/01/25 ......................................     1,415,000     1,395,926
   No. 2001-1, May Farms, Series A, 5.10%, 9/01/30 ......................................       865,000       852,155
   No. 2001-1, May Farms, Series A, 5.15%, 9/01/35 ......................................     1,075,000     1,060,068
   No. 2002-1, Series A, 6.375%, 9/01/23 ................................................     1,475,000     1,615,981
   No. 2002-1, Series A, 6.50%, 9/01/29 .................................................     2,045,000     2,254,899
   No. 2002-1, Series A, 6.50%, 9/01/33 .................................................     2,120,000     2,330,622
   No. 2004-3, Improvement Area No. 2, Series A, 5.30%, 9/01/35 .........................     1,390,000     1,415,159
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ...............................     3,000,000     3,249,870
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ...............     7,250,000     7,746,045
Placentia COP, Improvement Project,
   5.45%, 7/01/25 .......................................................................     1,000,000     1,001,140
   5.60%, 7/01/30 .......................................................................       500,000       500,615
Placentia-Yorba Linda USD, GO, 2002 Election, Series C, MBIA Insured, 5.00%, 8/01/29 ....     4,100,000     4,346,123
Poway USD Special Tax, CFD,
   Area 6, Series B, 5.125%, 9/01/36 ....................................................     5,035,000     5,044,365
   Ranch 6-4S, 5.125%, 9/01/35 ..........................................................     5,000,000     4,981,150
Rancho Cordova CFD Special Tax, No. 2003-1, Sunridge Anatolia,
   5.25%, 9/01/25 .......................................................................     2,235,000     2,226,887
   5.375%, 9/01/30 ......................................................................     1,650,000     1,654,026
   5.50%, 9/01/37 .......................................................................     2,635,000     2,649,255
Rancho Santiago Community College District GO, FSA Insured, 5.125%,
   9/01/28 ..............................................................................     5,295,000     5,961,852
   9/01/29 ..............................................................................     6,745,000     7,573,556
Rancho Water District Special Tax, Community Facilities 99-1,
   Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 .......................................     2,100,000     2,282,658
   Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 .......................................     2,435,000     2,646,796
Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/25 .........................     3,900,000     4,157,127
Richmond 1915 Act Special Assessment, Ltd. Obligation, ID No. 99-01, 7.20%, 9/02/30 .....     7,885,000     8,665,063
Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
 AMBAC Insured, 5.00%, 9/02/30 ..........................................................     1,110,000     1,151,625
Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 ......................     2,290,000     2,344,823


8 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Rio Elementary School District CFD Special Tax, No. 1, 5.20%, 9/01/35 ...................   $ 5,000,000   $ 5,068,500
Riverside County CFD Special Tax,
   No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ...........................     7,335,000     7,768,352
   No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 ...................................     3,390,000     3,547,228
Riverside USD Special Tax,
   CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 ......................................     2,320,000     2,348,374
   CFD No. 14, Series A, 5.40%, 9/01/26 .................................................     1,010,000     1,028,008
   CFD No. 14, Series A, 5.45%, 9/01/35 .................................................     2,060,000     2,096,647
   CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 .......................................     2,970,000     3,051,229
   CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 .......................................     2,390,000     2,465,333
   CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 .......................................     2,000,000     2,063,040
   CFD No. 15, Series A, 5.15%, 9/01/25 .................................................     1,730,000     1,739,031
   CFD No. 15, Series A, 5.25%, 9/01/30 .................................................     1,230,000     1,240,984
   CFD No. 15, Series A, 5.25%, 9/01/35 .................................................     1,500,000     1,506,675
   CFD No. 17, Aldea, 5.125%, 9/01/35 ...................................................     1,425,000     1,421,765
   CFD No. 18, 5.00%, 9/01/25 ...........................................................       505,000       501,273
   CFD No. 18, 5.00%, 9/01/34 ...........................................................     1,125,000     1,099,924
   CFD No. 22, 5.25%, 9/01/35 ...........................................................     1,535,000     1,542,368
Romoland School District Special Tax,
   CFD No. 1, Improvement Area 1, 5.45%, 9/01/38 ........................................     3,215,000     3,250,590
   Community Facilities District 1, Improvement Area 2, 5.375%, 9/01/38 .................     3,085,000     3,073,246
Roseville Special Tax,
   CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/24 ...........................................     1,010,000     1,010,000
   CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/25 ...........................................     1,020,000     1,020,000
   CFD No. 1, Fiddyment Ranch, 5.05%, 9/01/30 ...........................................     8,745,000     8,751,471
   CFD No. 1, Fiddyment Ranch, 5.10%, 9/01/36 ...........................................     6,450,000     6,450,000
   CFD No. 1, Longmeadow, 5.00%, 9/01/36 ................................................     2,370,000     2,371,612
   CFD No. 1, WestPark, 5.15%, 9/01/30 ..................................................     5,500,000     5,541,085
   CFD No. 1, WestPark, 5.20%, 9/01/36 ..................................................     4,500,000     4,535,865
   Highlan, CFD No. 1, 6.30%, 9/01/25 ...................................................     8,610,000     9,026,638
   Stone Point, CFD No. 1, 6.375%, 9/01/24 ..............................................     1,750,000     1,896,685
   Stone Point, CFD No. 1, 6.375%, 9/01/28 ..............................................     2,500,000     2,712,800
   Stoneridge, CFD No. 1, 6.20%, 9/01/21 ................................................     1,250,000     1,344,100
   Stoneridge, CFD No. 1, 6.30%, 9/01/31 ................................................     1,500,000     1,614,045
   Woodcreek West, CFD No. 1, Pre-Refunded, 6.70%, 9/01/25 ..............................     3,000,000     3,370,560
Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
 County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ............................     7,000,000     7,369,180
Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 .....................     1,575,000     1,615,556
Sacramento Special Tax, North Natomas Community Facilities 97-01, Refunding,
   5.00%, 9/01/29 .......................................................................     1,190,000     1,194,903
   5.10%, 9/01/35 .......................................................................     1,525,000     1,536,499
San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ...........................     4,030,000     4,237,746
San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn.,
   9/01/10 ..............................................................................     3,170,000     2,605,645
   9/01/15 ..............................................................................     6,810,000     4,316,655
   9/01/16 ..............................................................................     1,500,000       891,495
   9/01/19 ..............................................................................     1,800,000       876,258
   9/01/20 ..............................................................................     1,800,000       815,418


                                         Quarterly Statements of Investments | 9

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn., (continued)
   9/01/21 ..............................................................................   $ 1,800,000   $   760,392
   9/01/22 ..............................................................................     1,900,000       743,356
   9/01/23 ..............................................................................     1,900,000       692,911
   9/01/24 ..............................................................................     1,900,000       646,551
   9/01/25 ..............................................................................     1,900,000       604,352
   9/01/26 ..............................................................................     1,900,000       565,554
   9/01/27 ..............................................................................     1,900,000       530,423
   9/01/28 ..............................................................................     1,900,000       498,047
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
    1/15/16 .............................................................................     4,500,000     4,189,230
   Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
    1/15/19 .............................................................................     3,000,000     2,782,980
   Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
    1/15/21 .............................................................................    24,750,000    22,938,795
   junior lien, ETM, zero cpn., 1/01/28 .................................................    19,150,000     6,961,599
   Refunding, Series A, 5.50%, 1/15/28 ..................................................     3,320,000     3,286,435
   senior lien, 5.00%, 1/01/33 ..........................................................    12,500,000    11,828,625
San Marcos PFA Special Tax Revenue,
   Series A, 6.375%, 9/01/35 ............................................................     3,535,000     3,653,847
   Series A, 5.65%, 9/01/36 .............................................................     5,180,000     5,207,920
   Series A, Pre-Refunded, 6.30%, 9/01/33 ...............................................     1,000,000     1,034,270
   Series A, Pre-Refunded, 6.45%, 9/01/34 ...............................................     3,180,000     3,372,454
   Series B, Pre-Refunded, 6.50%, 9/01/33 ...............................................     6,655,000     6,889,522
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ....     2,000,000     2,049,260
San Mateo RDA Tax Allocation, Merged Area, Series A, Pre-Refunded, 5.50%, 8/01/22 .......     1,000,000     1,048,870
Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured,
 5.00%, 8/01/25 .........................................................................     1,250,000     1,323,050
Saugus USD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 ..................................     2,000,000     1,996,980
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 ............     4,000,000     4,239,920
Southern California Public Power Authority Transmission Project Revenue, Southern
 Transmission Project, 6.125%, 7/01/18 ..................................................        50,000        50,078
Stockton CFD Special Tax, No. 2001-1, Spanos Park West, 6.25%, 9/01/25 ..................     3,500,000     4,075,085
Stockton Improvement Bond Revenue, 1915 Act, Ltd. Obligation, Mosher AD 02,
   6.20%, 9/02/23 .......................................................................     2,955,000     3,050,860
   6.30%, 9/02/33 .......................................................................     3,390,000     3,499,734
Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 9/01/27 ...     2,745,000     2,919,911
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
   Capital Appreciation, Asset Backed, Series A-2, zero cpn., 6/01/27 ...................     1,250,000     1,125,638
   Series A-1, 5.375%, 6/01/38 ..........................................................     5,000,000     5,081,500
   Series A-1, 5.50%, 6/01/45 ...........................................................     2,000,000     2,027,300
Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
 6/01/34 ................................................................................     3,720,000     3,880,518
Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
   5.20%, 9/01/25 .......................................................................     3,000,000     3,054,000
   5.25%, 9/01/30 .......................................................................     5,050,000     5,121,609
   5.30%, 9/01/35 .......................................................................     7,395,000     7,471,908


10 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Truckee-Donner PUD Special Tax, CFD No. 04-1,
      5.75%, 9/01/29 .............................................................................   $ 2,975,000   $    3,071,211
      5.80%, 9/01/35 .............................................................................     4,630,000        4,779,688
  Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
      5.90%, 9/01/24 .............................................................................     2,380,000        2,477,366
      6.00%, 9/01/34 .............................................................................     2,000,000        2,085,660
  Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%,
      8/01/24 ....................................................................................     2,510,000        2,679,776
      8/01/25 ....................................................................................     1,000,000        1,066,430
      8/01/26 ....................................................................................     1,000,000        1,064,830
  Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 ........................     9,345,000        9,747,769
  Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31 ............     5,080,000        5,211,724
  Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District, Ltd.
    Obligation,
      5.00%, 9/02/25 .............................................................................     1,060,000        1,053,470
      5.20%, 9/02/30 .............................................................................     1,370,000        1,385,193
  Ventura USD, GO, Refunding, FSA Insured,
      5.125%, 8/01/28 ............................................................................     1,180,000        1,283,687
      4.50%, 8/01/30 .............................................................................     4,175,000        4,190,614
  West Sacramento Special Tax,
      CFD No. 10, 6.75%, 9/01/26 .................................................................     3,235,000        3,405,905
      CFD No. 16, 5.90%, 9/01/23 .................................................................     1,000,000        1,032,970
      CFD No. 20, 5.125%, 9/01/25 ................................................................       500,000          506,565
      CFD No. 20, 5.30%, 9/01/35 .................................................................     1,740,000        1,773,791
  Western Riverside County Water and Wastewater Finance Authority Revenue,
    Eastern Municipal Water District Improvement, Series A, 5.00%,
      9/01/30 ....................................................................................     1,925,000        1,992,683
      9/01/35 ....................................................................................     2,000,000        2,065,640
  William S. Hart UHSD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 ...............................     2,500,000        2,510,725
  Woodland Special Tax, CFD No. 1,
      6.00%, 9/01/28 .............................................................................     5,000,000        5,327,050
      6.25%, 9/01/34 .............................................................................     6,750,000        7,306,335
                                                                                                                   --------------
                                                                                                                    1,085,024,285
                                                                                                                   --------------
  U.S. TERRITORIES 0.2%
  GUAM 0.2%
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 ......................................................................................     1,835,000        2,008,591
                                                                                                                   --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,030,172,098) ..............................................                  1,087,032,876
                                                                                                                   --------------
  SHORT TERM INVESTMENTS 8.3%
  BONDS 8.3%
  CALIFORNIA 8.3%
b California State Department of Water Resources Power Supply Revenue,
      Series B-2, Daily VRDN and Put, 3.03%, 5/01/22 .............................................     2,500,000        2,500,000
      Series B-4, Daily VRDN and Put, 2.87%, 5/01/22 .............................................       300,000          300,000
      Series B-5, Daily VRDN and Put, 2.91%, 5/01/22 .............................................     5,400,000        5,400,000


                                        Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                               AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
b California State Department of Water Resources Power Supply Revenue, (continued)
      Series B-6, Daily VRDN and Put, 2.90%, 5/01/22 ...................................   $ 4,100,000   $    4,100,000
      Series C-7, FSA Insured, Weekly VRDN and Put, 3.15%, 5/01/22 .....................     5,200,000        5,200,000
b California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 3.03%,
    7/01/23 ............................................................................       900,000          900,000
b California State Economic Recovery Revenue,
      Series C-2, Weekly VRDN and Put, 2.91%, 7/01/23 ..................................     2,450,000        2,450,000
      Series C-3, Daily VRDN and Put, 2.91%, 7/01/23 ...................................     6,400,000        6,400,000
      Series C-6, Daily VRDN and Put, 2.90%, 7/01/23 ...................................     3,400,000        3,400,000
      Series C-7, Daily VRDN and Put, 2.90%, 7/01/23 ...................................     4,600,000        4,600,000
      Series C-9, Daily VRDN and Put, 2.94%, 7/01/23 ...................................     2,300,000        2,300,000
b California State GO,
      Daily Kindergarten University, Series B-3, Daily VRDN and Put, 2.90%, 5/01/34 ....     2,500,000        2,500,000
      Series A-2, Daily VRDN and Put, 2.87%, 5/01/33 ...................................       300,000          300,000
b Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.15%, 10/15/29 ..................     2,900,000        2,900,000
b Irvine 1915 Act Special Assessment,
      AD No. 93-14, Daily VRDN and Put, 2.91%, 9/02/25 .................................     1,500,000        1,500,000
      AD No. 97-13, Daily VRDN and Put, 2.90%, 9/02/23 .................................     2,000,000        2,000,000
      AD No. 97-16, Daily VRDN and Put, 2.90%, 9/02/22 .................................       100,000          100,000
b Irvine Ranch Water District Revenue,
      Consolidated Bonds, Daily VRDN and Put, 2.90%, 8/01/16 ...........................       200,000          200,000
      ID No. 182, Series A, Daily VRDN and Put, 2.91%, 11/15/13 ........................     1,000,000        1,000,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Daily VRDN and Put, 2.90%, 7/01/35 .................................................    10,200,000       10,200,000
b Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
    3.15%, 7/01/34 .....................................................................     6,100,000        6,100,000
b Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series B-1, Daily VRDN and Put, 2.90%, 7/01/35 ........................     7,600,000        7,600,000
      Refunding, Series B-3, Daily VRDN and Put, 2.91%, 7/01/35 ........................     1,300,000        1,300,000
      Series C-1, Daily VRDN and Put, 2.95%, 7/01/36 ...................................     2,700,000        2,700,000
      Series C-2, Daily VRDN and Put, 2.84%, 7/01/36 ...................................     1,850,000        1,850,000
b Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series B, Weekly VRDN and
    Put, 2.92%, 10/01/26 ...............................................................     1,800,000        1,800,000
b Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
    Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 3.16%, 6/15/28 .............     6,000,000        6,000,000
b Orange County Sanitation Districts COP, Refunding,
      Series A, Daily VRDN and Put, 2.90%, 8/01/29 .....................................     8,700,000        8,700,000
      Series B, Daily VRDN and Put, 2.90%, 8/01/30 .....................................     6,300,000        6,300,000
                                                                                                         --------------
  TOTAL SHORT TERM INVESTMENTS (COST $100,600,000) .....................................                    100,600,000
                                                                                                         --------------
  TOTAL INVESTMENTS (COST $1,130,772,098) 98.4% ........................................                  1,187,632,876
  OTHER ASSETS, LESS LIABILITIES 1.6% ..................................................                     18,878,540
                                                                                                         --------------
  NET ASSETS 100.0% ....................................................................                 $1,206,511,416
                                                                                                         ==============

See Selected Portfolio Abbreviations on page 17.

a Defaulted security.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                        AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 95.3%
BONDS 95.3%
TENNESSEE 91.0%
Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ..........................   $1,075,000   $1,140,898
Chattanooga GO, 5.00%, 3/01/22 ...........................................................    2,215,000    2,302,958
Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
 2/01/22 .................................................................................    2,000,000    2,087,400
Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ..............    3,000,000    3,163,290
Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured,
   5.30%, 5/01/28 ........................................................................    1,830,000    1,891,726
   Pre-Refunded, 5.30%, 5/01/28 ..........................................................    1,170,000    1,215,396
Franklin County Health and Educational Facilities Board Revenue, University South Project,
 AMBAC Insured, 5.00%, 9/01/24 ...........................................................    2,000,000    2,132,280
Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 .....................    1,000,000    1,082,210
Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
 10/01/26 ................................................................................    1,000,000    1,026,630
Franklin Special School District GO, 5.00%, 6/01/22 ......................................    1,455,000    1,549,924
Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ......................    1,000,000    1,070,290
Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
 Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 .....................................    2,500,000    2,624,400
Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities
 Improvement, MBIA Insured, 5.00%,
   9/01/29 ...............................................................................    1,000,000    1,055,200
   9/01/34 ...............................................................................    2,310,000    2,427,394
Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%,
 4/01/24 .................................................................................      500,000      510,935
Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ...............................    2,000,000    2,035,360
Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ..............................      100,000      100,423
Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
   Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 .............    2,970,000    3,234,924
   Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ............................    3,000,000    3,120,120
Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted
   Project, Series A, GNMA Secured, 5.90%, 6/20/37 .......................................    1,390,000    1,468,507
Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%,
 5/01/20 .................................................................................      100,000      100,549
Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
   Refunding, Series A, MBIA Insured, 5.625%, 12/01/19 ...................................      555,000      581,718
   Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/19 ................................      445,000      466,035
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
 Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ..........................    1,250,000    1,413,637
Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
 3/01/28 .................................................................................      250,000      253,963
Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 ..............    2,340,000    2,489,432
Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
 4/01/37 .................................................................................    3,620,000    3,803,100
Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 .......    2,370,000    2,505,351


                                        Quarterly Statements of Investments | 13

Franklin Municipal Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                          AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
TENNESSEE (CONTINUED)
Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ..................   $1,000,000   $1,063,550
Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ........    2,500,000    2,731,625
Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
 6/01/21 ...................................................................................    2,000,000    2,096,540
McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 ................      500,000      510,935
Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ...................................................    2,000,000    2,079,400
Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
 3/01/24 ...................................................................................    4,780,000    5,130,231
Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
 AMBAC Insured, 5.25%, 11/01/23 ............................................................    7,145,000    7,696,951
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
   5.20%, 5/15/23 ..........................................................................      800,000      841,768
   AMBAC Insured, 5.00%, 5/15/25 ...........................................................    5,000,000    5,281,850
Metropolitan Government of Nashville and Davidson County GO,
   Public Improvements, 5.875%, 5/15/26 ....................................................    1,000,000    1,014,480
   Refunding, 5.125%, 5/15/25 ..............................................................    2,600,000    2,683,980
   Series C, 5.00%, 2/01/25 ................................................................    3,000,000    3,188,220
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
 Board Revenue,
   Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ........    2,500,000    2,725,300
   Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ....................      500,000      514,785
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
 Stadium Public Improvement Project, AMBAC Insured, Pre-Refunded, 5.875%, 7/01/21 ..........    1,775,000    1,807,482
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
 Refunding, 5.50%, 1/01/16 .................................................................      620,000      620,787
Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
 Clarksville Regional Health System, Improvement, Pre-Refunded, 5.375%,
   1/01/18 .................................................................................      175,000      182,331
   1/01/28 .................................................................................    4,270,000    4,448,870
Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ...............      750,000      792,788
Rutherford County Consolidated Utility District Waterworks Revenue, Refunding, MBIA Insured,
 5.00%, 2/01/27 ............................................................................    1,000,000    1,065,950
Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 .......    2,000,000    2,077,440
Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
 Living Project, Series A, 5.50%, 12/01/31 .................................................    2,010,000    2,103,706
South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 .....    1,750,000    1,786,645
South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 ...............................      300,000      306,357
Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ....................      350,000      358,453
Tennessee HDA Revenue,
   Homeownership, 5.375%, 7/01/23 ..........................................................      445,000      453,295
   Homeownership, Series 3C, 6.00%, 1/01/20 ................................................      350,000      360,322
   Homeownership Program, Issue 4A, 6.375%, 7/01/22 ........................................       55,000       56,261
Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
 Program, Refunding, Series A, MBIA Insured, 5.00%, 5/01/30 ................................    4,870,000    5,152,070
West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ................    1,055,000    1,116,443


14 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                          AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  West Wilson Utility District Waterworks Revenue,
      AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ..........................................   $  3,780,000   $  4,079,187
      Improvement, MBIA Insured, 5.00%, 6/01/26 ............................................      1,805,000      1,909,798
      Refunding, AMBAC Insured, 5.25%, 6/01/23 .............................................        720,000        768,823
      Refunding, MBIA Insured, 4.75%, 6/01/23 ..............................................      1,805,000      1,884,528
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
      FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ............................................      1,000,000      1,089,530
      Refunding, FSA Insured, 5.125%, 1/01/26 ..............................................      2,500,000      2,616,650
  White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
    Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 .....................................      1,000,000      1,015,360
  Williamson County GO, Public Improvement,
      Pre-Refunded, 5.375%, 3/01/19 ........................................................      1,480,000      1,580,906
      Pre-Refunded, 5.00%, 4/01/20 .........................................................      2,000,000      2,143,680
      Refunding, 5.00%, 3/01/20 ............................................................      2,000,000      2,174,360
  Wilson County COP, FSA Insured, 5.25%, 3/30/18 ...........................................      1,000,000      1,051,870
                                                                                                              ------------
                                                                                                               127,417,557
                                                                                                              ------------
  U.S. TERRITORIES 4.3%
  PUERTO RICO 3.6%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
    5.00%, 7/01/32 .........................................................................      1,500,000      1,616,940
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 6.00%, 7/01/22 ...........................................................        500,000        511,910
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
     MBIA Insured, 6.25%, 7/01/24 ..........................................................        200,000        202,310
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 .................................................        655,000        694,352
      Series D, Pre-Refunded, 5.375%, 7/01/33 ..............................................      1,845,000      2,016,733
                                                                                                              ------------
                                                                                                                 5,042,245
                                                                                                              ------------
  VIRGIN ISLANDS 0.7%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ..      1,000,000      1,045,140
                                                                                                              ------------
  TOTAL U.S. TERRITORIES ...................................................................                     6,087,385
                                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS (COST $126,560,270) ..........................................                   133,504,942
                                                                                                              ------------
  SHORT TERM INVESTMENTS 3.3%
  BONDS 3.3%
  TENNESSEE 3.3%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 3.00%,
      7/01/31 ..............................................................................        500,000        500,000
      1/01/33 ..............................................................................        900,000        900,000
      7/01/34 ..............................................................................      1,200,000      1,200,000
      11/01/35 .............................................................................        200,000        200,000


                                        Quarterly Statements of Investments | 15

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.00%,
      4/01/32 ............................................................................   $ 1,300,000   $  1,300,000
      7/01/34 ............................................................................       500,000        500,000
                                                                                                           ------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,600,000) .........................................                    4,600,000
                                                                                                           ------------
  TOTAL INVESTMENTS (COST $131,160,270) 98.6% ............................................                  138,104,942
  OTHER ASSETS, LESS LIABILITIES 1.4% ....................................................                    1,950,947
                                                                                                           ------------
  NET ASSETS 100.0% ......................................................................                 $140,055,889
                                                                                                           ============

See Selected Portfolio Abbreviations on page 17.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT    - Improvement Bond Act of 1915
ABAG        - The Association of Bay Area Governments
AD          - Assessment District
AMBAC       - American Municipal Bond Assurance Corp.
CDA         - Community Development Authority/Agency
CFD         - Community Facilities District
CIFP        - Capital Improvement Financing Program
COP         - Certificate of Participation
ETM         - Escrow to Maturity
FGIC        - Financial Guaranty Insurance Co.
FHA         - Federal Housing Authority/Agency
FNMA        - Federal National Mortgage Association
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
GO          - General Obligation
HDA         - Housing Development Authority/Agency
HFA         - Housing Finance Authority/Agency
ID          - Improvement District
IDB         - Industrial Development Bond/Board
IDBR        - Industrial Development Board Revenue
MBIA        - Municipal Bond Investors Assurance Corp.
MFHR        - Multi-Family Housing Revenue
MFR         - Multi-Family Revenue
PBA         - Public Building Authority
PFA         - Public Financing Authority
PFAR        - Public Financing Authority Revenue
PUD         - Public Utility District
RDA         - Redevelopment Agency/Authority
UHSD        - Unified/Union High School District
USD         - Unified/Union School District


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Municipal Securities Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At February 28, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             -------------------------------
                                                FRANKLIN        FRANKLIN
                                               CALIFORNIA       TENNESSEE
                                               HIGH YIELD       MUNICIPAL
                                             MUNICIPAL FUND     BOND FUND
                                             -------------------------------
Cost of investments ......................   $1,129,366,679    $131,134,148
                                             ==============================

Unrealized appreciation ..................   $   59,985,076    $  6,994,709
Unrealized depreciation ..................       (1,718,879)        (23,915)
                                             ------------------------------
Net unrealized appreciation (depreciation)   $   58,266,197    $  6,970,794
                                             ==============================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


18 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 24, 2006


By /s/GALEN G. VETTER
  -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    April 24, 2006




                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 24, 2006

/s/JIMMY D. GAMBILL
----------------------------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 24, 2006


/s/GALEN G. VETTER
-----------------------
Galen G. Vetter
Chief Financial Officer